Fair Value of Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Embedded Derivative Liabilities and Warrant Liabilities	The fair values of the embedded derivative liabilities and warrant liabilities recorded are as follows:

	Fair value at September 30, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability, bifurcated put contained in convertible notes payable	$—	$—	$—	$—
Warrant liability	—	—	—	—
Total liabilities	$—	$—	$—	$—

	Fair value at December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability, bifurcated put contained in convertible notes payable	$127,000	$—	$—	$127,000
Warrant liability	85,260	—	—	85,260
Total liabilities	$212,260	$—	$—	$212,260

Schedule of Changes in Fair Value of the Derivative Liabilities and Warrant Liabilities

The table below provides a summary of the changes in fair value of the derivative liabilities and warrant liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Year Ended December 31,
Derivative liabilities:	2021	2020
Balance, beginning of period	$127,000	$1,000
Derivative liability on convertible notes payable	2,821,000	131,000
Loss (Gain) on fair value of embedded features	203,000	(5,000)
Extinguishment of derivative liability in connection with debt conversion	(3,151,000)	—
Balance, end of period	$—	$127,000

	Year Ended December 31,
Warrant liabilities:	2021	2020
Balance, beginning of period	$85,260	$—
Warrant liability	320,460	65,660
Loss on fair value of warrant liability	1,546,280	19,600
Reclassification of warrant liability to equity	(1,952,000)	—
Balance, end of period	$—	$85,260